Cost of revenue	12 Months Ended
Dec. 31, 2019
Cost of revenue
Cost of revenue

25.Cost of revenue

Cost of revenue for the years ended December 31 was as follows:

	2017	2018	2019
Transaction costs	6,756	9,324	12,633
Cost of cash and settlement service fees	37	352	1,246
Interest expense	2	169	689
Other expenses	909	1,108	1,592
Total cost of revenue	7,704	10,953	16,160